S000085149 [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	39.41%	19.61%
Performance Inception Date		Jun. 11, 2024
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.17%	18.25%
Performance Inception Date		Jun. 11, 2024
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.64%	14.66%
Performance Inception Date		Jun. 11, 2024
Institutional Class | MSCI EM Net x China (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.61%	20.00%
Performance Inception Date		Jun. 11, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	31.90%	15.34%
Performance Inception Date		Jun. 11, 2024
Class A | MSCI EM Net x China (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.61%	20.00%
Performance Inception Date		Jun. 11, 2024
Class C
Prospectus [Line Items]
Average Annual Return, Percent	37.01%	18.43%
Performance Inception Date		Jun. 11, 2024
Class C | MSCI EM Net x China (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.61%	20.00%
Performance Inception Date		Jun. 11, 2024